Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2025
SA American Funds Growth-Income Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA American Funds® Growth-Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. The Example reflects the aggregate expenses of both the Master Growth-Income Fund (as defined below) and the Portfolio and assumes that the contractual waiver of SunAmerica’s advisory fee continues for all periods shown. Although your actual costs may be higher or lower, based on these assumptions and the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio described in this Prospectus operates as a “feeder fund” and attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the American Funds Insurance Series® Growth-Income Fund (the “Master Growth-Income Fund”), a portfolio offered by American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Growth-Income Fund seeks to make investors’ investments grow and provide them with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. It may invest up to 15% of its assets the United States. The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income. Capital Research and Management Company (“Capital Research”), the investment adviser of the Master Growth-Income Fund, may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution). Investment of the Portfolio’s assets in the Master Growth-Income Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Growth-Income Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index (a broad-based securities market index), which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the Variable Contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index (a broad-based securities market index), which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 3 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the Variable Contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart:Highest Quarterly Return:June 30, 202019.96%Lowest Quarterly Return:March 31, 2020-19.85%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2024)
SA American Funds Growth-Income Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If the value of the assets of the Portfolio goes down, you could lose money.
SA American Funds Growth-Income Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
SA American Funds Growth-Income Portfolio | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The Portfolio invests primarily (through its investment in the Master Growth-Income Fund) in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of various types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well in circumstances under which “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Master Growth-Income Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives or strategies.
SA American Funds Growth-Income Portfolio | Risks of Investing in Growth Stocks [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Investing in Growth Stocks. Growth stocks are historically volatile, which will affect the Master Growth-Income Fund and the Portfolio. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
SA American Funds Growth-Income Portfolio | Risk of Income Oriented Stocks [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Income-Oriented Stocks. Changes in dividend policies or the availability of capital resources may reduce the income from companies in which the Master Growth-Income Fund invests.
SA American Funds Growth-Income Portfolio | Foreign Exposure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Exposure Risk. The Master Growth-Income Fund may invest in foreign securities. Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Foreign investments will also be affected by local political, social or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks may be heightened to the extent the Master Growth-Income Fund invests in emerging markets.
SA American Funds Growth-Income Portfolio | ESG Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Investment Risk. The Master Growth-Income Fund’s adherence to its ESG criteria and application of related analyses when selecting investments may impact the Master Growth-Income Fund’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Master Growth-Income Fund’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Master Growth-Income Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time.
SA American Funds Growth-Income Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The Portfolio’s or the Master Growth-Income Fund’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism, and other armed conflicts; disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. The prospects for an industry or issuer may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the Master Growth-Income Fund’s investment adviser’s assessment of issuers held in the Master Growth-Income Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Master Growth-Income Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.
SA American Funds Growth-Income Portfolio | Master Feeder Structure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Master-Feeder Structure Risk. Other “feeder” funds may also invest in the Master Growth-Income Fund. As shareholders of the Master Growth-Income Fund, feeder funds, including the Portfolio, vote on matters pertaining to the Master Growth-Income Fund. Feeder funds with a greater pro rata ownership in the Master Growth-Income Fund could have effective voting control of the operations of the Master Growth-Income Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth-Income Fund borne by the remaining feeder fund shareholders, including the Portfolio.You should also refer to the Master Growth-Income Fund’s prospectus and the statements of additional information for your Portfolio and the Master Growth-Income Fund, which are available free of charge upon request.
SA American Funds Growth-Income Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%	[1]
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.60%	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.56%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	$ 701
1 Year	rr_AverageAnnualReturnYear01	24.16%
5 Years	rr_AverageAnnualReturnYear05	12.98%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2016
SA American Funds Growth-Income Portfolio | Class 3
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%	[1]
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.41%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.60%	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.81%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	$ 1,002
2015	rr_AnnualReturn2015	1.17%
2016	rr_AnnualReturn2016	11.16%
2017	rr_AnnualReturn2017	22.08%
2018	rr_AnnualReturn2018	(2.05%)
2019	rr_AnnualReturn2019	25.75%
2020	rr_AnnualReturn2020	13.25%
2021	rr_AnnualReturn2021	23.68%
2022	rr_AnnualReturn2022	(16.74%)
2023	rr_AnnualReturn2023	25.85%
2024	rr_AnnualReturn2024	23.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.85%)
1 Year	rr_AverageAnnualReturnYear01	23.89%
5 Years	rr_AverageAnnualReturnYear05	12.70%
10 Years	rr_AverageAnnualReturnYear10	11.89%
SA American Funds Growth-Income Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Since Inception	rr_AverageAnnualReturnSinceInception	14.85%

[1]	Amounts reflect the total expenses of the Portfolio and the Master Growth-Income Fund (as defined herein). The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses appearing in the Financial Highlights table in the most recent shareholder report. The Financial Highlights table reflects only the operating expenses of the Portfolio and does not include the fees of the Master Growth-Income Fund.
[2]	SunAmerica Asset Management, LLC (“SunAmerica”) has entered into a contractual agreement with SunAmerica Series Trust (the “Trust”) under which it will waive 0.60% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue indefinitely as long as the Portfolio is part of a master-feeder fund structure and cannot be reduced or eliminated without approval of the Board of Trustees of the Trust.